Mineral Rights and Properties, Net - Summary of Mineral Interests and Properties (Detail) - USD ($) $ in Thousands		Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Mineral Properties Net [Line Items]
Asset retirement cost, net of accumulated amortization of $8 and $6 at September 30 and June 30, 2022, respectively	[1]	$ 174	$ 176	$ 79
Mineral Properties		8,362	8,364	8,081
Mineral properties [Member]
Mineral Properties Net [Line Items]
Mineral Properties, Gross		6,733	6,733
Fort Cady [Member]
Mineral Properties Net [Line Items]
Mineral Properties, Gross			6,733	6,733
Hydrology Wells [Member]
Mineral Properties Net [Line Items]
Mineral Properties, Gross		547	547	547
Elementis Lease [Member]
Mineral Properties Net [Line Items]
Mineral Properties, Gross		$ 908	$ 908	$ 722

[1]	Asset retirement costs represent the carrying value of capitalized costs associated with asset retirement obligations discussed in Note 5.